FAIR VALUE MEASUREMENTS, Change in Fair Value of Level 3 Derivative Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Transfers to Level 1		$ 0
Transfers Level 1 to Level 2		0
Transfers Level 2 to Level 1		0
Transfers to Level 3		0
Private Placement
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 4,746,666	5,920,000	$ 6,986,666	$ 6,026,666
Transfers to Level 1				0
Change in fair value	1,280,000	2,080,000	(1,066,666)	960,000
Fair value, end of period	6,026,666	8,000,000	5,920,000	6,986,666
Public Warrants
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	8,800,000	0	0	11,100,000
Transfers to Level 1				(12,500,000)
Change in fair value	2,300,000	0	0	1,400,000
Fair value, end of period	11,100,000	0	0	0
Warrant Liabilities
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	13,546,666	5,920,000	6,986,666	17,126,666
Transfers to Level 1				(12,500,000)
Change in fair value	3,580,000	2,080,000	(1,066,666)	2,360,000
Fair value, end of period	$ 17,126,666	$ 8,000,000	$ 5,920,000	$ 6,986,666